Property and Equipment - Schedule of Property and Equipment (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 53,515	$ 53,552	$ 53,370
Less: accumulated depreciation and amortization	(20,387)	(20,063)	(18,626)
Property and equipment, net	33,128	33,489	34,744
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 50,513	$ 50,520	50,291
Buildings and Improvements | Minimum
Property Plant And Equipment [Line Items]
Useful lives	5 years	5 years
Buildings and Improvements | Maximum
Property Plant And Equipment [Line Items]
Useful lives	40 years	40 years
Equipment and Computer Related
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 671	$ 701	748
Equipment and Computer Related | Minimum
Property Plant And Equipment [Line Items]
Useful lives	2 years	2 years
Equipment and Computer Related | Maximum
Property Plant And Equipment [Line Items]
Useful lives	10 years	10 years
Land
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,331	$ 2,331	$ 2,331